Consolidated Statement of Changes in Equity (USD $) In Millions, unless otherwise specified	Total	General partner [Member]	Limited partner [Member]	Parent [Member]	Noncontrolling Interest [Member]
Equity at Dec. 31, 2008	$ 6,800	$ (33)	$ 2,745	$ 2,712	$ 4,088
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	1,232	21	239	260	972
Post-employment benefits	33	(1)	26	25	8
Hedge instruments	16	0	12	12	4
Translation adjustments and other	82	3	52	55	27
Comprehensive income	1,363	23	329	352	1,011
Partnership distributions	(77)	(1)	(76)	(77)	0
Investment segment distributions	(1,107)	0	0	0	(1,107)
Investment Management Contributions	287	0	0	0	287
Changes in subsidiary equity and other	8	(1)	3	2	6
Equity at Dec. 31, 2009	7,274	(12)	3,001	2,989	4,285
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	746	2	200	202	544
Post-employment benefits	63	0	48	48	15
Hedge instruments	(13)	0	(10)	(10)	(3)
Translation adjustments and other	10	0	8	8	2
Comprehensive income	806	2	246	248	558
Partnership distributions	(85)	(1)	(84)	(85)	0
General partner contributions	3	3	0	3	0
Acquisition	237	0	0	0	237
ARI and Viskase acquisitions	3	(310)	313	3	0
Investment segment distributions	(803)	0	0	0	(803)
Investment Management Contributions	430	0	0	0	430
Changes in subsidiary equity and other	49	0	45	45	4
Equity at Dec. 31, 2010	7,914	(318)	3,521	3,203	4,711
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	1,765	8	743	751	1,014
Post-employment benefits	(132)	(1)	(99)	(100)	(32)
Hedge instruments	1	0	1	1	0
Translation adjustments and other	(127)	(1)	(91)	(92)	(35)
Comprehensive income	1,507	6	554	560	947
Partnership distributions	(48)	0	(48)	(48)	0
Investment segment distributions	(1,818)	0	0	0	(1,818)
Investment Management Contributions	250	0	0	0	250
Changes in subsidiary equity and other	49	1	60	61	(12)
Equity at Dec. 31, 2011	7,854	(311)	4,087	3,776	4,078
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	551	3	286	289	262
Post-employment benefits	9
Hedge instruments	14
Translation adjustments and other	(26)
Comprehensive income	548
Other comprehensive income	(3)	0	(1)	(1)	(2)
Partnership distributions	(20)	0	(20)	(20)	0
General partner contributions	510	5	505	510	0
Acquisition	910	0	0	0	910
Investment segment distributions	(79)	0	0	0	(79)
Changes in subsidiary equity and other	0	0	2	2	(2)
Equity at Jun. 30, 2012	$ 9,723	$ (303)	$ 4,859	$ 4,556	$ 5,167